Share Based Compensation - Non-vested Share Awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of shares
Non-vested, January 1, 2014	614,170
Granted	340,000
Cancelled	(1,000)
Vested	(447,670)
Non-vested, December 31, 2014	505,500
Weighted Average Fair Value
Non-vested, January 1, 2014	$ 7.091
Granted	$ 0.910
Cancelled	$ 6.110
Vested	$ 7.175
Non-vested, December 31, 2014	$ 2.326